UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 114.6%

Information Technology — 22.3%
Accenture PLC (Ireland) - Class A	37,138	$4,537,149
Amdocs Ltd.	63,581	3,678,161
Apple, Inc.	3,204	362,212
Automatic Data Processing, Inc.	19,740	1,741,068
Booz Allen Hamilton Holding Corp.	6,237	197,152
CA, Inc.	10,592	350,383
CDW Corp.	38,822	1,775,330
Cisco Systems, Inc.	148,098	4,697,669
Dell Technologies, Inc. - VMware Inc.*	1,358	64,912
HP, Inc.	35,357	549,094
Intel Corp.	99,349	3,750,425
KLA-Tencor Corp.	220	15,336
Leidos Holdings, Inc.	13,155	569,348
Linear Technology Corp.	25,828	1,531,342
Microsoft Corp.	14,437	831,571
Oracle Corp.	116,876	4,590,889
Texas Instruments, Inc.	16,851	1,182,603
Xerox Corp.	127,416	1,290,724
		31,715,368

Health Care — 16.3%
AbbVie, Inc.	61,271	3,864,362
Amgen, Inc.	20,950	3,494,670
Bruker Corp.	30,437	689,398
Cardinal Health, Inc.	37,296	2,897,899
Cigna Corp.	1,386	180,624
Humana, Inc.	749	132,491
Johnson & Johnson	54,029	6,382,446
Merck & Co., Inc.	24,482	1,527,922
Pfizer, Inc.	22,682	768,239
St Jude Medical, Inc.	1,131	90,209
UnitedHealth Group, Inc.	22,019	3,082,660
		23,110,920

Consumer Discretionary — 15.4%
Amazon.com, Inc.*	4,289	3,591,223
Brunswick Corp.	19,895	970,478
Home Depot, Inc. (The)	25,643	3,299,741
Interpublic Group of Cos, Inc. (The)	145,726	3,256,976
Marriott International, Inc. - Class A	30,448	2,050,064
Michael Kors Holdings Ltd. (United Kingdom)*	19,638	918,862
Omnicom Group, Inc.	27,775	2,360,875
Staples, Inc.	36,615	313,058
Starbucks Corp.	76,213	4,126,172
Williams-Sonoma, Inc.	18,934	967,149
		21,854,598

Financials — 15.0%
Assured Guaranty Ltd. (Bermuda)	93,081	2,582,998
Bank of New York Mellon Corp. (The)	24,953	995,126
East West Bancorp, Inc.	20,141	739,376
Huntington Bancshares, Inc.	207,928	2,050,170
Invesco Ltd.	114,018	3,565,343
JPMorgan Chase & Co.	7,212	480,247
KeyCorp	276,607	3,366,307
Navient Corp.	67,948	983,208
Principal Financial Group, Inc.	1,073	55,270
SLM Corp.*	88,678	662,425
Synchrony Financial	46,360	1,298,080
US Bancorp	104,729	4,491,827
		21,270,377

Industrials — 14.3%
3M Co.	18,552	3,269,419
Emerson Electric Co.	1,793	97,736
HD Supply Holdings, Inc.*	2,958	94,597
Illinois Tool Works, Inc.	36,347	4,355,824
ManpowerGroup, Inc.	3,950	285,427
Masco Corp.	92,191	3,163,073
Raytheon Co.	18,982	2,584,020
Robert Half International, Inc.	64,846	2,455,070
RR Donnelley & Sons Co.*	157,285	2,472,520
Southwest Airlines Co.	21,869	850,485
United Technologies Corp.	7,275	739,140
		20,367,311

Consumer Staples — 12.8%
Colgate-Palmolive Co.	11,769	872,554
Kimberly-Clark Corp.	24,736	3,120,199
PepsiCo, Inc.	45,622	4,962,305
Philip Morris International, Inc.	51,304	4,987,775
Wal-Mart Stores, Inc.	59,943	4,323,089
		18,265,922

Energy — 7.4%
ConocoPhillips	77,032	3,348,581
Continental Resources, Inc.*	30,271	1,572,881
Marathon Petroleum Corp.	51,932	2,107,920
Oceaneering International, Inc.	9,996	274,990
ONEOK, Inc.	19,297	991,673
Spectra Energy Corp.	3,203	136,928
Targa Resources Corp.	22,012	1,081,009
Valero Energy Corp.	11,694	619,782
World Fuel Services Corp.	9,738	450,480
		10,584,244

Telecommunication Services — 4.0%
AT&T, Inc.	4,923	199,923
Verizon Communications, Inc.	105,494	5,483,578
		5,683,501

Real Estate — 3.5%
Corrections Corp. of America REIT	62,251	863,421
General Growth Properties, Inc. REIT	22,592	623,539
Host Hotels & Resorts, Inc. REIT	35,808	557,531
Lamar Advertising Co.- Class A, REIT	25,643	1,674,744
Macerich Co. (The) REIT	10,213	825,925
Public Storage REIT	81	18,074
Realogy Holdings Corp.	13,393	346,343
Simon Property Group, Inc. REIT	143	29,602
		4,939,179

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 114.6% (Continued)

Utilities — 1.9%
American Electric Power Co., Inc.	28,436	$1,825,876
Xcel Energy, Inc.	23,148	952,309
		2,778,185

Materials — 1.7%
EI du Pont de Nemours & Co.	22,721	1,521,625
Huntsman Corp.	35,129	571,549
Monsanto Co.	2,669	272,772
		2,365,946
Total Common Stocks		$162,935,551

Investment Fund — 2.6%
Dreyfus Government Cash Management, Institutional Shares, 0.30%¥W	3,679,576	3,679,576

Total Long Positions
(Cost $163,855,795)		$166,615,127

Securities Sold Short — (17.2%)

Common Stocks — (17.2%)

Consumer Discretionary — (3.6%)
Dunkin' Brands Group, Inc.	(7,379)	(384,298)
JC Penney Co., Inc.*	(34,989)	(322,599)
Lions Gate Entertainment Corp.	(15,287)	(305,587)
Madison Square Garden Co. (The) - Class A*	(14,914)	(2,526,581)
Tempur Sealy International, Inc.*	(28,263)	(1,603,643)
		(5,142,708)

Industrials — (2.7%)
Stericycle, Inc.*	(14,311)	(1,146,884)
TransDigm Group, Inc.*	(9,536)	(2,757,048)
		(3,903,932)

Financials — (2.6%)
Interactive Brokers Group, Inc. - Class A	(77,895)	(2,747,357)
Markel Corp.*	(1,014)	(941,773)
		(3,689,130)

Health Care — (2.0%)
Acadia Healthcare Co., Inc.*	(11,977)	(593,460)
Alnylam Pharmaceuticals, Inc.*	(6,877)	(466,123)
Bio-Rad Laboratories, Inc. - Class A*	(1,427)	(233,757)
Endo International PLC (Ireland)*	(20,532)	(413,720)
MEDNAX, Inc.*	(8,669)	(574,321)
Neurocrine Biosciences, Inc.*	(10,922)	(553,090)
		(2,834,471)

Information Technology — (2.0%)
IPG Photonics Corp.*	(387)	(31,869)
Palo Alto Networks, Inc.*	(9,255)	(1,474,599)
Pandora Media, Inc.*	(39,951)	(572,498)
Zynga, Inc. - Class A*	(252,970)	(736,143)
		(2,815,109)
Energy — (1.7%)
Cheniere Energy, Inc.*	(54,592)	(2,380,211)
Concho Resources, Inc.*	(538)	(73,894)
		(2,454,105)

Consumer Staples — (1.7%)
Constellation Brands, Inc. - Class A	(3,085)	(513,622)
Monster Beverage Corp.*	(4,340)	(637,155)
Post Holdings, Inc.*	(16,732)	(1,291,208)
		(2,441,985)

Telecommunication Services — (0.6%)
SBA Communications Corp. - Class A*	(6,942)	(778,615)

Utilities — (0.3%)
NRG Energy, Inc.	(33,337)	(373,708)
Total Common Stocks		$(24,433,763)
Total Securities Sold Short
(Proceeds $23,472,934)		$(24,433,763)

	Number
	of
	Contracts

Written Options — (2.6%)

Call Options — (2.6%)
Philadelphia Stock Exchange Utility Index
November 2016
Strike Price $675	(20)	(10,000)
S&P 100 Index
November 2016
Strike Price $1,020	(180)	(5,400)
S&P 100 Index
October 2016
Strike Price $915	(172)	(767,120)
S&P 100 Index
October 2016
Strike Price $925	(532)	(2,016,280)
S&P 500 Index
October 2016
Strike Price $2,135	(45)	(165,285)
S&P 500 Index
October 2016
Strike Price $2,140	(41)	(170,683)
S&P 500 Index
October 2016
Strike Price $2,140	(76)	(319,200)
S&P 500 Index
October 2016
Strike Price $2,170	(40)	(85,600)
S&P 500 Index
October 2016
Strike Price $2,175	(40)	(88,400)

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Call Options — (2.6%) (Continued)
S&P 500 Index
September 2016
Strike Price $2,180	(50)	$(250)
S&P 500 Index
September 2016
Strike Price $2,185	(26)	(52)
Total Call Options		(3,628,270)

Put Options — 0.0%
S&P 500 Index
October 2016
Strike Price $2,125	(22)	(26,400)
S&P 500 Index
October 2016
Strike Price $2,135	(7)	(9,072)
Total Put Options		(35,472)

Total Written Options
(Premiums received $3,266,241)		$(3,663,742)

Total —97.4%		$138,517,622

Other Assets in Excess of Liabilities — 2.6%		3,656,967

Net Assets — 100.0%		$142,174,589

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of September 30, 2016 was $162,935,551.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$162,935,551	$—	$—	$162,935,551
Investment Fund	3,679,576	—	—	3,679,576
Total Assets	$166,615,127	$—	$—	$166,615,127
Liabilities:
Securities Sold Short
Common Stocks	$(24,433,763)	$—	$—	$(24,433,763)
Other Financial Instruments
Written Options Equity Contracts	(3,663,742)	—	—	(3,663,742)
Total	$138,517,622	$—	$—	$138,517,622

Transactions in written options for the period ended September 30, 2016:

	Number of	Premiums
	Contracts	Received
Beginning of Period, December 31, 2015	452	$2,634,335
Call Options Written	7,728	22,560,545
Put Options Written	695	1,180,770
Call Options Closed	(5,817)	(20,588,782)
Put Options Closed	(200)	(577,928)
Call Options Expired	(1,126)	(1,356,330)
Put Options Expired	(481)	(586,370)
End of Period, September 30, 2016	1,251	$3,266,240

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^¥ — 98.9%

Fixed Income Funds — 47.2%
Touchstone Credit Opportunities Fund	534,521	$5,510,910
Touchstone Flexible Income Fund	789,974	8,618,612
Touchstone High Yield Fund	342,234	2,888,455
		17,017,977

Alternative Funds — 46.6%
Touchstone Arbitrage Fund	862,983	9,000,915
Touchstone Dynamic Equity Fund	520,331	7,784,148
		16,785,063

Equity Funds — 5.1%
Touchstone Premium Yield Equity Fund, Class Y	211,182	1,847,846
Total Affiliated Mutual Funds		$35,650,886

Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 0.30%¥W	376,134	376,134

Total Investment Securities —100.0%
(Cost $35,179,040)		$36,027,020

Other Assets in Excess of Liabilities — 0.0%		13,107

Net Assets — 100.0%		$36,040,127

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$35,650,886	$—	$—	$35,650,886
Investment Fund	376,134	—	—	376,134
Total	$36,027,020	$—	$—	$36,027,020

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^¥ — 81.7%

Fixed Income Funds — 62.6%
Touchstone Credit Opportunities Fund	1,561,641	$16,100,518
Touchstone Flexible Income Fund	952,977	10,396,981
Touchstone High Yield Fund	1,455,848	12,287,358
Touchstone Total Return Bond Fund	853,880	8,871,813
		47,656,670

Equity Funds — 19.1%
Touchstone International Value Fund	426,785	3,183,814
Touchstone Premium Yield Equity Fund, Class Y	776,957	6,798,370
Touchstone Value Fund	502,922	4,596,709
		14,578,893
Total Affiliated Mutual Funds		$62,235,563

Exchange Traded Funds — 13.4%
iShares International Select Dividend ETF	83,045	2,489,689
VanEck Vectors JP Morgan EM Bond ETF	83,320	1,589,746
Vanguard Emerging Markets Government Bond ETF	18,850	1,538,160
Vanguard Global ex-U.S. Real Estate ETF	29,316	1,646,680
Vanguard REIT ETF	33,895	2,940,052
Total Exchange Traded Funds		$10,204,327

Exchange Traded Notes — 4.0%
JPMorgan Alerian MLP Index ETN	97,240	3,063,060

Investment Fund — 1.0%
Dreyfus Government Cash
Management, Institutional Shares, 0.30%¥W	738,278	738,278

Total Investment Securities —100.1%
(Cost $74,299,067)		$76,241,228

Liabilities in Excess of Other Assets — (0.1%)		(100,799)

Net Assets — 100.0%		$76,140,429

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$62,235,563	$—	$—	$62,235,563
Exchange Traded Funds	10,204,327	—	—	10,204,327
Exchanged Traded Notes	3,063,060	—	—	3,063,060
Investment Fund	738,278	—	—	738,278
Total	$76,241,228	$—	$—	$76,241,228

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – September 30, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^¥ — 84.0%

Equity Funds — 46.1%
Touchstone International Growth Fund*	747,807	$7,747,282
Touchstone International Small Cap Fund	158,452	2,595,438
Touchstone International Value Fund	1,896,561	14,148,347
Touchstone Mid Cap Fund	198,762	5,201,592
Touchstone Sands Capital Emerging Markets Growth Fund*	350,205	3,670,153
Touchstone Sands Capital Institutional Growth Fund	462,314	9,662,366
Touchstone Small Cap Value Opportunities Fund	157,713	2,652,739
Touchstone Value Fund	1,590,369	14,535,974
		60,213,891

Fixed Income Funds — 30.0%
Touchstone Credit Opportunities Fund	641,847	6,617,444
Touchstone High Yield Fund	485,805	4,100,196
Touchstone Total Return Bond Fund	2,733,708	28,403,223
		39,120,863

Alternative Fund — 7.9%
Touchstone Dynamic Equity Fund	687,644	10,287,153
Total Affiliated Mutual Funds		$109,621,907

Exchange Traded Funds — 15.3%
Vanguard FTSE Emerging Markets ETF	76,940	2,895,252
Vanguard Global ex-U.S. Real Estate ETF	24,516	1,377,064
Vanguard REIT ETF	29,475	2,556,662
Vanguard Total International Bond ETF	234,360	13,133,534
Total Exchange Traded Funds		$19,962,512

Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 0.30%¥W	1,243,155	1,243,155

Total Investment Securities —100.3%
(Cost $126,368,765)		$130,827,574

Liabilities in Excess of Other Assets — (0.3%)		(383,126)

Net Assets — 100.0%		$130,444,448

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$109,621,907	$—	$—	$109,621,907
Exchange Traded Funds	19,962,512	—	—	19,962,512
Investment Fund	1,243,155	—	—	1,243,155
Total	$130,827,574	$—	$—	$130,827,574

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2016 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

Notes to Portfolios of Investments (Unaudited) (Continued)

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2016, the Dynamic Equity Fund held securities sold short with a fair value of $24,433,763 and had securities with a fair value of $162,935,551 held as collateral and cash collateral of $2,481,940 for both securities sold short and written options.

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against

Notes to Portfolios of Investments (Unaudited) (Continued)

changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of September 30, 2016, the Dynamic Equity Fund held written options with a fair value of $3,663,742 and had securities with a fair value of $162,935,551 held as collateral and cash collateral in the amount of $2,481,940 for both securities sold short and written options.

Real Estate Investment Trust— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Average Volume Disclosure— For the nine-months ended September 30, 2016, the average quarterly balances of premiums received for written options in the Dynamic Equity Fund was $3,145,098.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Dynamic Equity Fund	$163,855,795	$7,120,969	$(4,361,637)	$2,759,332
Controlled Growth with Income Fund	35,179,040	847,980	—	847,980
Dynamic Diversified Income Fund	74,299,067	2,147,097	(204,936)	1,942,161
Dynamic Global Allocation Fund	126,368,765	6,435,697	(1,976,888)	4,458,809

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*                   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/21/2016

By (Signature and Title)*                   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 11/21/2016

* Print the name and title of each signing officer under his or her signature.